Related Party Transactions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Related party transactions [abstract]
Basic compensation and bonuses	¥ 1,614	¥ 1,664	¥ 2,441
Share-based compensation (expensed amount)	2,547	2,483	2,143
Other	38	42	45
Total	¥ 4,199	¥ 4,189	¥ 4,629